Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income attributable to common shareholders	$ 283,389	$ 163,232	$ 37,568
Undistributed income attributable to Series C participating preferred shares	0	0	(15,883)
Class A, basic and diluted	283,389	163,232	21,685
Diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$ (0)	$ (0)	$ 15,883
Common Class A [Member]
Denominator:
Basic weighted average number of Series C Preferred shares outstanding, as converted	36,603,134	35,125,003	17,687,137
Plus weighted average number of RSUs with service conditions	601,211	383,012	65,388
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	37,204,345	35,508,015	17,752,525
Basic earnings per share:
Earnings Per Share, Basic	$ 7.74	$ 4.65	$ 1.23
Diluted earnings per share:
Earnings Per Share, Diluted	$ 7.62	$ 4.60	$ 1.22
Series C Preferred Stock [Member]
Numerator:
Undistributed income attributable to Series C participating preferred shares	$ 0	$ 0	$ (15,883)
Denominator:
Basic weighted average number of Series C Preferred shares outstanding, as converted	0	0	12,955,187
Plus weighted average number of RSUs with service conditions	0	0	47,895
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	0	0	13,003,082
Basic earnings per share:
Earnings Per Share, Basic	$ 0	$ 0	$ 1.23
Diluted earnings per share:
Earnings Per Share, Diluted	$ 0	$ 0	$ 1.22
Undistributed income attributable to Series C participating preferred shares	$ 0	$ 0	$ 15,883